Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of net interest income

	2023	2022	2021
	£m	£m	£m
Cash and balances at central banks	10,262	2,916	184
Debt securities at amortised cost	2,337	1,251	177
Loans and advances at amortised cost	14,742	12,125	9,363
Fair value through other comprehensive income	4,907	1,963	550
Negative interest on liabilities	46	208	248
Other[1]	2,781	633	718
Interest and similar income	35,075	19,096	11,240
Deposits at amortised cost	(11,252)	(3,573)	(561)
Debt securities in issue	(6,344)	(3,240)	(1,340)
Subordinated liabilities	(866)	(530)	(507)
Negative interest on assets	(7)	(208)	(374)
Other[2]	(3,897)	(973)	(385)
Interest and similar expense	(22,366)	(8,524)	(3,167)
Net interest income	12,709	10,572	8,073
Notes
1Other interest and similar income includes interest income from cash collaterals and reverse repurchase agreements and other similar secured lending at amortised cost.
2Other interest and similar expense includes interest expense from cash collaterals and repurchase agreements and other similar secured borrowing at amortised cost.